Inventories, Net - Schedule of Changes in Inventory Reserves (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Inventory Reserves [Abstract]
Beginning balance	$ 541,421	$ 638,932	$ 375,846
Carry forward		(88,966)	271,233
Effect of foreign exchange change	6,624	(8,545)	(8,147)
Ending balance	$ 548,045	$ 541,421	$ 638,932